Note 4 - Loans Payable	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Text Block]
Note 4 - Loans Payable

On February 11, 2009, the Company borrowed $75,000 from a third party for working capital purposes. The loan is unsecured, bears interest at 8 percent per annum, and was due on February 11, 2010. The loan term has not been extended and is due on demand. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On April 3, 2009, the Company borrowed $125,000 from a third party under a promissory note. The loan is unsecured, bears interest at 10 percent per annum, and was due and payable on April 3, 2010. On July 20, 2009, the Company made a principal payment of $40,000 on this loan. On October 2, 2009, the Company made a principal payment of $25,000 on this loan. On November 9, 2009, the Company made a principal payment of $15,000 on this loan. The loan term has not been extended and is now due on demand. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On September 30, 2010, the Company received a loan in the amount of $110,000. The terms of this loan are in negotiations and thus there are no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On October 12, 2010, the Company received a loan in the amount of $110,000. The terms of this loan are in negotiations and thus there are no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On March 12, 2012, the Company received a loan in the amount of $10,000. The loan is callable at any time and carries an effective rate of 6%.

During May and June of 2012, the Company received a loan in the amount of $25,000. The loan is callable at any time and is unsecured, non-interest bearing, and has no specific terms of prepayment. The balance of these notes payable at July 31, 2012 was $35,000.